PREPAYMENTS AND OTHER ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
PREPAYMENTS AND OTHER ASSETS
Contract with customer, asset, allowance for credit loss	¥ 40,168		¥ 21,453	$ 5,658
Contract with customer asset credit loss expense	19,183	$ 2,702	19,862
Contract with customer asset, allowance for credit loss, write-offs	¥ 468	$ 66	¥ 0